Dividend and Equity Distribution	12 Months Ended
Dec. 31, 2017
Dividend and Equity Distribution
Dividend and Equity Distribution

7.        Dividend and Equity Distribution

On June 8, 2011, the Board of Directors declared an equity distribution of $0.12 per option to holders of outstanding options on the Parent’s stock on June 10, 2011 that vested on December 31, 2011, 2012, 2013, 2014 and 2015.

Our consolidated balance sheet as of December 31, 2016 reflected the decrease in equity for dividends paid to Parent shareholders and distributions to vested option holders on July 1, 2011, December 31, 2011, December 31, 2012, December 31, 2013, December 31, 2014 and December 31, 2015 based on an estimated option forfeiture rate of 2% annually.